Stock-based compensation - Restricted stock units and performance-based restricted stock units (Details) $ / shares in Units, $ in Thousands	8 Months Ended	12 Months Ended
	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2022 USD ($) item D $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 18.00	$ 18.00
RSU's
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Right to receive share | item		1
Shares
Granted (in shares) | shares	5,726,354
Exercised (in shares) | shares	(333,334)
Forfeited (in shares) | shares	(301,168)
Unvested balance, at end of period (in shares) | shares	5,091,852	5,091,852
Weighted Average Grant Date Fair Value
Granted (in dollars per share)	$ 10.29
Exercised (in dollars per share)	10.75
Forfeited (in dollars per share)	10.27
Weighted Average Exercise Price Unvested balance, at end of period (in dollars per share)	$ 10.26	$ 10.26
Aggregate Intrinsic Value
Aggregate Intrinsic Value unvested | $	$ 37,782	$ 37,782
Unrecognized equity-based compensation costs | $	$ 47,900	$ 47,900
Cost expected to be recognized over a weighted-average period		3 years 1 month 6 days
Market-based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term		4 years
Share price	$ 12.50	$ 12.50
Trading days | D		20
Consecutive trading days | D		30
Shares
Granted (in shares) | shares	1,241,978
Forfeited (in shares) | shares	(146,000)
Unvested balance, at end of period (in shares) | shares	1,095,978	1,095,978
Weighted Average Grant Date Fair Value
Granted (in dollars per share)	$ 8.45
Forfeited (in dollars per share)	8.60
Weighted Average Exercise Price Unvested balance, at end of period (in dollars per share)	$ 8.43	$ 8.43
Aggregate Intrinsic Value
Aggregate Intrinsic Value unvested | $	$ 8,132	$ 8,132
Unrecognized equity-based compensation costs | $	$ 6,800	$ 6,800
Cost expected to be recognized over a weighted-average period		1 year 7 months 6 days
Performance-based Restricted Stock Units
Shares
Granted (in shares) | shares	49,876
Aggregate Intrinsic Value
Aggregate Intrinsic Value granted | $	$ 500
Unrecognized equity-based compensation costs | $	$ 100	$ 100
Minimum | RSU's
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term		3 years
Maximum | RSU's
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term		4 years